Shareholder Report, Holdings (Details)	Feb. 28, 2025
No Load | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.65%
No Load | Walmart [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
No Load | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
No Load | Netflix [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
No Load | Visa [Member]
Holdings [Line Items]
Percent of Total Investments	5.31%
No Load | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
No Load | Amazon [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
No Load | Master Card Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
No Load | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
No Load | Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
No Load | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
No Load | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.24%
No Load | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.47%
No Load | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.56%
No Load | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.96%
No Load | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
No Load | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
No Load | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
No Load | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.19%
Class A | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.65%
Class A | Walmart [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Class A | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class A | Netflix [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
Class A | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Class A | Amazon [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Class A | Master Card Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class A | Visa Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.31%
Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.24%
Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.47%
Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.56%
Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	27.96%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.19%
Class C | Walmart [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Class C | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class C | Netflix [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
Class C | Visa [Member]
Holdings [Line Items]
Percent of Total Investments	5.31%
Class C | Amazon [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class C | Meta Platforms [Member]
Holdings [Line Items]
Percent of Total Investments	5.65%
Class C | Alphabet [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Class C | Mastercard [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.47%
Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.56%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.19%
Class C | Comminication Services [Member]
Holdings [Line Items]
Percent of Total Investments	16.24%
Class C | Financial Service [Member]
Holdings [Line Items]
Percent of Total Investments	27.96%